LEASES AND COMMITMENTS (Details) - USD ($)			7 Months Ended	12 Months Ended
		May 01, 2016	Jul. 31, 2017	Dec. 31, 2017		Dec. 31, 2016	Mar. 31, 2018		Jan. 31, 2017	[2]
LEASES AND COMMITMENTS (Details) [Line Items]
Due to Related Parties				$ 81,058		$ 4,000	$ 82,916
Due to Related Parties, Current				81,058		4,000	82,916
Operating Leases, Rent Expense				46,200		35,300
Chief Executive Officer [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 170,000		195,000
Employment Agreement, Bonus, Percentage of Salary		35.00%
Related Party Transaction, Amounts of Transaction				2,234
Due to Related Parties				556,166			72,000	[1]	$ 316,504
Other Commitment, Due in Next Twelve Months						24,000
Other Commitment, Due in Second Year						24,000
Other Commitment, Due in Third Year						24,000
Chief Executive Officer [Member] | Housing and Automobile [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				24,000		16,000
Due to Related Parties				10,000	[3]	4,000	$ 16,000	[3]
Due to Related Parties, Current						4,000
Building [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						750
Building [Member] | Chief Executive Officer [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Employment Agreement, Reimbursement		$ 1,000		1,000
Vehicles [Member] | Chief Executive Officer [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Employment Agreement, Reimbursement		$ 1,000		1,000
Due to Related Parties	[4]			29,064		$ 0
Clearwater, Florida [Member] | Building [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			$ 904
Pueblo, Colorado [Member] | Building [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			$ 2,000
Nashville, Tennessee [Member] | Building [Member]
LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months				2,500
Operating Leases, Future Minimum Payments, Due in Two Years				$ 2,250

[1]	In March 31, 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note.
[2]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[3]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the three months ended March 31, 2018 and 2017, expenses related to the housing and automobile allowances totaled $6,000 and $6,000, respectively. At March 31, 2018 and December 31, 2017, $16,000 and $10,000 remained owed to the Company's CEO.
[4]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company's consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company's common stock to the director.